UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-01435

AMCAP Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: February 28 or 29

Date of reporting period: August 31, 2019

Brian D. Bullard

AMCAP Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

AMCAP Fund®

Semi-annual report for the six months ended August 31, 2019

We take a disciplined,
long-term approach
to investing in growth
companies.

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

AMCAP Fund seeks to provide you with long-term growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2019 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–8.31%	7.83%	11.78%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.66% for Class A shares as of the prospectus dated May 1, 2019.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

The U.S. stock market advanced during the six-month period ended August 31, 2019. While geopolitical concerns continued to add to market volatility, economic data in the U.S. was generally positive and overall company earnings were better than expected. Heightened political risk also weighed on sentiment and led to increased market volatility. After raising interest rates last year, the Federal Reserve held steady in early 2019 before finally cutting rates in July for the first time since 2008.

During the six-month period, AMCAP Fund had a total return of 3.04% versus a 6.15% total return for the unmanaged Standard & Poor’s 500 Composite Index — a market capitalization-weighted index based on the results of approximately 500 widely held common stocks — and a total return of 3.30% for the Lipper Growth Funds Index, a peer group measure, as shown in the chart below.

Over its 52-year lifetime, AMCAP has had an average annual total return of 11.43%, exceeding the 10.02% return for the S&P 500 and the 9.11% return for the Lipper Growth Funds Index. For the past 10 years, the fund has had an average annual total return of 12.87%, lagging the 13.45% return for the S&P 500 and the 13.19% return for the Lipper index.

Results at a glance

For periods ended August 31, 2019, with all distributions reinvested

	Cumulative total returns		Average annual total returns
					Lifetime
	6 months	1 year	5 years	10 years	(since 5/1/67)

AMCAP Fund (Class A shares)	3.04%	–0.97%	8.67%	12.87%	11.43%
Standard & Poor’s 500 Composite Index*	6.15	2.92	10.11	13.45	10.02
Lipper Growth Funds Index†	3.30	–1.50	9.86	13.19	9.11

*	Source: S&P Dow Jones Indices LLC. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Source: Thomson Reuters Lipper. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

AMCAP Fund	1

Investment results analysis

The fund’s investments in the industrials sector contributed to returns, including aerospace companies such as TransDigm Group. Shares of the company, which provides aircraft components for commercial and military aircraft, gained 24.01% amid robust sales in both its commercial and defense divisions. TransDigm Group continues to benefit from strong pricing power in the aerospace industry and the company is especially well-positioned to benefit from the long-term structural changes taking place in the industry, including rising global air travel and improving fuel efficiency.

Several information technology companies also contributed to returns, led by financial technology group Fidelity National Information Services (FIS). Shares rose 53.11% after payments processor Worldpay agreed to a cash-and-stock takeover by the company, valuing Worldpay at around $43 billion. The payments space continues to experience strong growth, and companies such as FIS that are positioned to take advantage of technological innovations should benefit from consolidation.

Investments in the health care sector were mixed, with Abbott Laboratories (now the fund’s largest holding) rising 9.92% as the market continued to react positively to the company’s new product releases. Meanwhile, shares of biopharmaceutical firm AbbVie declined 17.04% after the company agreed to acquire Botox-maker Allergan in a surprise move and amid concerns about competition for its own lead drug Humira. Pharmaceutical companies are also coming under increasing scrutiny amid uncertainty around drug pricing as we enter another presidential election cycle.

Some of the fund’s energy holdings detracted from returns as oil prices pulled back due to higher-than-expected U.S. shale oil production. Concerns about slowing global growth also weighed on the oil market, overshadowing rising geopolitical tensions in the Middle East. Shares of EOG Resources (the 10th largest holding) fell 21.07% while Concho Resources declined 33.50%. While we continue to believe that both companies are well placed in the oil-and-gas sector, the entire industry continues to be pressured by oversupply and increasing macro concerns.

The fund’s cash position declined slightly to 9.4% from 9.6% (including other short-term securities) at the beginning of the period as some portfolio managers added to positions. While valuations are still high overall, in this environment of market volatility, some portfolio managers are finding pockets of investment opportunity. However, overall cash levels continue to reflect a more cautious approach.

2	AMCAP Fund

Looking ahead

The fundamentals of the U.S. economy are generally stable: the unemployment rate is low, real wages are gradually increasing and consumer spending is slowly on the rise. However, industrial production is trending down, corporate debt is rising, and we are in the late cycle of a record economic expansion, so we remain prudent when investing in cyclical companies. Volatility is likely to remain elevated, impacted by trends in global money supply and multiple geopolitical risks, including U.S. trade tensions with China, Brexit negotiations in Europe and uncertainty in the Middle East.

Against this backdrop, we continue with our consistent and diligent approach to growth investing, just as we have for the past 50-plus years. While the market doesn’t like uncertainty, we believe our bottom-up approach of focusing on fundamentals and investing in quality companies with sustainable competitive advantages will serve our investors well in a volatile environment, just as it has during previous periods of uncertainty and volatility.

AMCAP invests primarily in U.S. companies that have demonstrated solid historical growth and characteristics that we believe are likely to support above-average growth in the future. Our focus on the fundamental growth drivers and the inherent worth of companies is critical to helping us identify investments that we believe represent the best value over the long term. We thank you for your continued support of these efforts.

Cordially,

Barry S. Crosthwaite Co-President	James Terrile Co-President

October 11, 2019

For current information about the fund, visit capitalgroup.com.

AMCAP Fund	3

Summary investment portfolio August 31, 2019	unaudited

Industry sector diversification	Percent of net assets

Common stocks 90.63%	Shares	Value (000)
Information technology 22.33%
Microsoft Corp.	12,702,779	$1,751,205
Broadcom Inc.	4,744,448	1,340,971
Mastercard Inc., Class A	4,261,957	1,199,187
Fidelity National Information Services, Inc.	6,583,154	896,757
ASML Holding NV1	3,335,025	742,744
FleetCor Technologies, Inc.[2]	2,447,290	730,271
Accenture PLC, Class A	3,313,050	656,547
Autodesk, Inc.[2]	4,204,100	600,430
ServiceNow, Inc.[2]	1,757,603	460,211
Intel Corp.	8,949,560	424,299
Micron Technology, Inc.[2]	8,471,100	383,487
Adobe Inc.[2]	1,176,000	334,584
Other securities		5,164,686
		14,685,379

Health care 20.76%
Abbott Laboratories	24,557,454	2,095,242
UnitedHealth Group Inc.	6,603,806	1,545,291
Thermo Fisher Scientific Inc.	3,657,829	1,050,016
Amgen Inc.	4,952,884	1,033,271
Gilead Sciences, Inc.	12,764,224	811,039
BioMarin Pharmaceutical Inc.[2,3]	10,689,500	802,354
Illumina, Inc.[2]	2,272,157	639,249
Humana Inc.	2,218,500	628,301
AbbVie Inc.	9,094,660	597,883
PerkinElmer, Inc.[3]	6,612,234	546,832
Edwards Lifesciences Corp.[2]	2,155,000	478,065
IQVIA Holdings Inc.[2]	3,052,000	473,518
Stryker Corp.	2,085,154	460,110
Eli Lilly and Co.	3,110,600	351,404
Other securities		2,141,875
		13,654,450

4	AMCAP Fund

	Shares	Value (000)
Communication services 11.31%
Facebook, Inc., Class A2	9,530,000	$1,769,435
Netflix, Inc.[2]	5,739,900	1,686,096
Alphabet Inc., Class C2	732,979	870,852
Alphabet Inc., Class A2	684,280	814,656
Activision Blizzard, Inc.	14,411,193	729,206
Tencent Holdings Ltd.[1]	10,856,418	447,119
Charter Communications, Inc., Class A2	1,035,900	424,294
Other securities		697,469
		7,439,127

Industrials 10.86%
TransDigm Group Inc.	1,643,571	884,767
General Dynamics Corp.	4,321,000	826,478
Old Dominion Freight Line, Inc.[3]	4,721,440	773,183
CSX Corp.	9,996,700	669,979
Equifax Inc.	4,452,294	651,727
Northrop Grumman Corp.	1,390,200	511,413
Middleby Corp.[2,3]	3,405,507	373,448
Textron Inc.	7,982,070	359,193
Other securities		2,088,728
		7,138,916

Consumer discretionary 8.76%
Amazon.com, Inc.[2]	726,600	1,290,652
NIKE, Inc., Class B	8,227,358	695,212
Marriott International, Inc., Class A	5,462,665	688,624
Booking Holdings Inc.[2]	272,250	535,355
Alibaba Group Holding Ltd. (ADR)[2]	2,627,100	459,821
Other securities		2,092,907
		5,762,571

Financials 4.96%
First Republic Bank	5,375,241	482,267
Aon PLC, Class A	2,202,200	429,099
S&P Global Inc.	1,390,538	361,804
Other securities		1,987,806
		3,260,976

Energy 4.89%
EOG Resources, Inc.	15,358,100	1,139,417
Concho Resources Inc.[3]	10,260,532	750,558
Diamondback Energy, Inc.	5,084,300	498,668
Other securities		828,838
		3,217,481

Consumer staples 3.42%
Costco Wholesale Corp.	2,564,400	755,883
Constellation Brands, Inc., Class A	3,030,000	619,180
Other securities		874,778
		2,249,841

AMCAP Fund	5

Common stocks (continued)	Shares	Value (000)
Materials 1.59%
Other securities		$1,041,684

Real estate 1.26%
American Tower Corp. REIT	1,746,000	401,912
Other securities		427,853
		829,765

Utilities 0.49%
Other securities		321,184

Total common stocks (cost: $41,257,183,000)		59,601,374

Short-term securities 9.29%
Money market investments 9.29%
Capital Group Central Cash Fund 2.16%[3,4]	61,100,713	6,109,460

Total short-term securities (cost: $6,109,479,000)		6,109,460
Total investment securities 99.92% (cost: $47,366,662,000)		65,710,834
Other assets less liabilities 0.08%		49,388

Net assets 100.00%		$65,760,222

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

6	AMCAP Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on these holdings and related transactions during the six months ended August 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares
Common stocks 6.41%
Information technology 0.00%
Trimble Inc.[2,5]	14,536,673	1,184,532	8,074,774	7,646,431
Health care 2.56%
BioMarin Pharmaceutical Inc.[2]	10,177,000	1,749,600	1,237,100	10,689,500
PerkinElmer, Inc.	7,191,234	—	579,000	6,612,234
Integra LifeSciences Holdings Corp.[2]	5,995,967	—	440,000	5,555,967
Industrials 1.74%
Old Dominion Freight Line, Inc.	3,954,714	766,726	—	4,721,440
Middleby Corp.[2]	2,905,507	500,000	—	3,405,507
Consumer discretionary 0.48%
Williams-Sonoma, Inc.	5,036,664	—	299,044	4,737,620
Texas Roadhouse, Inc.[5]	3,875,000	—	1,875,000	2,000,000
Energy 1.14%
Concho Resources Inc.	7,862,000	2,398,532	—	10,260,532
Materials 0.49%
Valvoline Inc.	15,053,100	—	750,000	14,303,100
Short-term securities 9.29%
Money market investments 9.29%
Capital Group Central Cash Fund 2.16%[4]	—	99,049,818	37,949,105	61,100,713

AMCAP Fund	7

Investments in affiliates (continued)

	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 8/31/2019 (000)
Common stocks 6.41%
Information technology 0.00%
Trimble Inc.[2,5]	$98,677	$(108,703)	$—	$—
Health care 2.56%
BioMarin Pharmaceutical Inc.[2]	(8,009)	(166,961)	—	802,354
PerkinElmer, Inc.	13,066	(86,100)	926	546,832
Integra LifeSciences Holdings Corp.[2]	(6,234)	30,209	—	333,469
				1,682,655
Industrials 1.74%
Old Dominion Freight Line, Inc.	—	53,615	1,375	773,183
Middleby Corp.[2]	—	(51,360)	—	373,448
				1,146,631
Consumer discretionary 0.48%
Williams-Sonoma, Inc.	2,039	34,304	4,548	311,735
Texas Roadhouse, Inc.[5]	79,120	(121,834)	2,325	—
				311,735
Energy 1.14%
Concho Resources Inc.	—	(340,715)	2,274	750,558
Materials 0.49%
Valvoline Inc.	(2,027)	59,074	3,112	323,250
Total common stocks				4,214,829
Short-term securities 9.29%
Money market investments 9.29%
Capital Group Central Cash Fund 2.16%[4]	99	(19)	68,462	6,109,460
Total 15.70%	$176,731	$(698,490)	$83,022	$10,324,289

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $2,789,892,000, which represented 4.24% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Rate represents the seven-day yield at 8/31/2019.
[5]	Unaffiliated issuer at 8/31/2019.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

8	AMCAP Fund

Financial statements

Statement of assets and liabilities at August 31, 2019	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $37,414,062)	$55,386,545
Affiliated issuers (cost: $9,952,600)	10,324,289	$65,710,834
Cash		974
Cash denominated in currencies other than U.S. dollars (cost: $72,254)		72,254
Receivables for:
Sales of investments	87,057
Sales of fund’s shares	44,800
Dividends	59,652
Other	1,113	192,622
		65,976,684
Liabilities:
Payables for:
Purchases of investments	109,783
Repurchases of fund’s shares	63,022
Investment advisory services	16,540
Services provided by related parties	15,473
Trustees’ deferred compensation	3,414
Other	8,230	216,462
Net assets at August 31, 2019		$65,760,222

Net assets consist of:
Capital paid in on shares of beneficial interest		$45,231,431
Total distributable earnings		20,528,791
Net assets at August 31, 2019		$65,760,222

See notes to financial statements.

AMCAP Fund	9

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,083,755 total shares outstanding)

		Shares		Net asset
	Net assets	outstanding		value per share
Class A	$30,518,343	964,882		$31.63
Class C	1,394,705	50,890		27.41
Class T	11	—	*	31.67
Class F-1	1,541,285	49,196		31.33
Class F-2	7,582,869	237,869		31.88
Class F-3	3,856,982	121,625		31.71
Class 529-A	1,875,637	60,039		31.24
Class 529-C	232,921	8,451		27.56
Class 529-E	78,766	2,598		30.32
Class 529-T	13	—	*	31.66
Class 529-F-1	146,376	4,641		31.54
Class R-1	80,443	2,848		28.24
Class R-2	617,886	21,883		28.24
Class R-2E	67,666	2,171		31.16
Class R-3	1,086,565	35,617		30.51
Class R-4	1,096,972	35,021		31.32
Class R-5E	45,460	1,434		31.70
Class R-5	796,189	24,777		32.13
Class R-6	14,741,133	459,813		32.06

*	Amount less than one thousand.

See notes to financial statements.

10	AMCAP Fund

Statement of operations for the six months ended August 31, 2019	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $4,387; also includes $83,022 from affiliates)	$483,622
Interest	6,848	$490,470
Fees and expenses*:
Investment advisory services	99,486
Distribution services	58,936
Transfer agent services	25,356
Administrative services	10,338
Reports to shareholders	1,082
Registration statement and prospectus	1,220
Trustees’ compensation	457
Auditing and legal	114
Custodian	360
Other	819
Total fees and expenses before reimbursements	198,168
Less transfer agent services reimbursements	1
Total fees and expenses after reimbursements		198,167
Net investment income		292,303

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investment:
Unaffiliated issuers	1,757,670
Affiliated issuers	176,731
Currency transactions	(1,023)	1,933,378
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $7,865):
Unaffiliated issuers	477,362
Affiliated issuers	(698,490)
Currency translations	65	(221,063)
Net realized gain and unrealized depreciation		1,712,315

Net increase in net assets resulting from operations		$2,004,618

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

AMCAP Fund	11

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	August 31, 2019*	February 28, 2019
Operations:
Net investment income	$292,303	$459,342
Net realized gain	1,933,378	4,415,955
Net unrealized depreciation	(221,063)	(2,702,279)
Net increase in net assets resulting from operations	2,004,618	2,173,018

Distributions paid to shareholders	(372,136)	(5,948,794)

Net capital share transactions	(651,376)	5,024,665

Total increase in net assets	981,106	1,248,889

Net assets:
Beginning of period	64,779,116	63,530,227
End of period	$65,760,222	$64,779,116

*	Unaudited.

See notes to financial statements.

12	AMCAP Fund

Notes to financial statements	unaudited

1. Organization

AMCAP Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

AMCAP Fund	13

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

14	AMCAP Fund

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m.

New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

AMCAP Fund	15

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

16	AMCAP Fund

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2019 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$13,661,107	$1,024,272	$—	$14,685,379
Health care	13,573,006	81,444	—	13,654,450
Communication services	6,906,431	532,696	—	7,439,127
Industrials	7,005,063	133,853	—	7,138,916
Consumer discretionary	5,417,441	345,130	—	5,762,571
Financials	2,749,132	511,844	—	3,260,976
Energy	3,217,481	—	—	3,217,481
Consumer staples	2,089,188	160,653	—	2,249,841
Materials	1,041,684	—	—	1,041,684
Real estate	829,765	—	—	829,765
Utilities	321,184	—	—	321,184
Short-term securities	6,109,460	—	—	6,109,460
Total	$62,920,942	$2,789,892	$—	$65,710,834

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

AMCAP Fund	17

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

18	AMCAP Fund

As of and during the period ended August 31, 2019, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of February 28, 2019, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed long-term capital gains	$371,546

As of August 31, 2019, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$20,095,904
Gross unrealized depreciation on investments	(1,782,514)
Net unrealized appreciation on investments	18,313,390
Cost of investments	47,397,444

AMCAP Fund	19

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended August 31, 2019					Year ended February 28, 2019
Share class	Ordinary income	Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$—	$171,735		$171,735		$163,712		$2,605,159	$2,768,871
Class C	—	9,215		9,215		—		145,517	145,517
Class T	—	—	*	—	*	—	*	1	1
Class F-1	—	9,110		9,110		7,425		156,214	163,639
Class F-2	—	41,990		41,990		51,409		601,056	652,465
Class F-3	—	21,317		21,317		27,490		295,296	322,786
Class 529-A	—	10,858		10,858		8,940		163,115	172,055
Class 529-C	—	1,544		1,544		—		25,498	25,498
Class 529-E	—	471		471		258		7,404	7,662
Class 529-T	—	—	*	—	*	—	*	1	1
Class 529-F-1	—	829		829		965		11,700	12,665
Class R-1	—	546		546		—		9,036	9,036
Class R-2	—	3,949		3,949		—		60,653	60,653
Class R-2E	—	373		373		121		5,037	5,158
Class R-3	—	6,532		6,532		2,895		109,882	112,777
Class R-4	—	6,407		6,407		5,685		108,829	114,514
Class R-5E	—	204		204		138		1,405	1,543
Class R-5	—	5,510		5,510		7,879		93,892	101,771
Class R-6	—	81,546		81,546		107,084		1,165,098	1,272,182
Total	$—	$372,136		$372,136		$384,001		$5,564,793	$5,948,794

*	Amount less than one thousand.

20	AMCAP Fund

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.485% on the first $1 billion of daily net assets and decreasing to 0.280% on such assets in excess of $55 billion. On March 7, 2019, the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2019, decreasing the annual rate to 0.277% on daily net assets in excess of $71 billion. For the six months ended August 31, 2019, the investment advisory services fee was $99,486,000, which was equivalent to an annualized rate of 0.297% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts

AMCAP Fund	21

billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2019, unreimbursed expenses subject to reimbursement totaled $1,036,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Prior to July 1, 2019, Class A shares paid CRMC an administrative services fee at the annual rate of 0.01% of daily net assets and all other share classes paid a fee at the annual rate of 0.05% of their respective daily net assets. The fund’s board of trustees authorized the fund to pay CRMC effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund (which could increase as noted above) for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

22	AMCAP Fund

For the six months ended August 31, 2019, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$38,774	$15,425		$2,603		Not applicable
Class C	7,199	720		314		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	2,031	1,021		354		Not applicable
Class F-2	Not applicable	4,094		1,647		Not applicable
Class F-3	Not applicable	100		823		Not applicable
Class 529-A	2,215	851		417		$633
Class 529-C	1,198	110		54		81
Class 529-E	201	19		18		27
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	65		32		49
Class R-1	439	46		19		Not applicable
Class R-2	2,380	1,081		137		Not applicable
Class R-2E	199	67		14		Not applicable
Class R-3	2,870	865		249		Not applicable
Class R-4	1,430	578		248		Not applicable
Class R-5E	Not applicable	28		8		Not applicable
Class R-5	Not applicable	259		215		Not applicable
Class R-6	Not applicable	27		3,186		Not applicable
Total class-specific expenses	$58,936	$25,356		$10,338		$790

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $457,000 in the fund’s statement of operations reflects $206,000 in current fees (either paid in cash or deferred) and a net increase of $251,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

AMCAP Fund	23

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended August 31, 2019, the fund engaged in such purchase and sale transactions with related funds in the amounts of $373,574,000 and $949,556,000, respectively, which generated $31,433,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended August 31, 2019.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended August 31, 2019

Class A	$1,161,974	36,688	$169,269		5,406		$(1,791,119)	(56,483)	$(459,876)	(14,389)
Class C	83,468	3,034	9,143		336		(178,620)	(6,504)	(86,009)	(3,134)
Class T	—	—	—		—		—	—	—	—
Class F-1	90,062	2,885	8,892		287		(229,085)	(7,262)	(130,131)	(4,090)
Class F-2	870,922	27,269	40,691		1,290		(935,667)	(29,379)	(24,054)	(820)
Class F-3	563,155	17,808	21,173		675		(337,953)	(10,651)	246,375	7,832
Class 529-A	93,833	2,996	10,852		351		(151,181)	(4,816)	(46,496)	(1,469)
Class 529-C	11,969	433	1,544		56		(34,488)	(1,243)	(20,975)	(754)
Class 529-E	3,937	130	470		16		(7,712)	(253)	(3,305)	(107)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	10,986	348	829		27		(13,085)	(415)	(1,270)	(40)
Class R-1	5,431	192	544		19		(16,983)	(594)	(11,008)	(383)
Class R-2	67,411	2,375	3,947		141		(89,919)	(3,157)	(18,561)	(641)
Class R-2E	10,699	341	373		12		(5,756)	(184)	5,316	169
Class R-3	94,124	3,067	6,524		216		(197,408)	(6,451)	(96,760)	(3,168)
Class R-4	85,425	2,725	6,401		207		(153,229)	(4,868)	(61,403)	(1,936)
Class R-5E	19,071	596	204		6		(5,800)	(183)	13,475	419
Class R-5	53,744	1,674	5,509		173		(325,541)	(10,016)	(266,288)	(8,169)
Class R-6	1,245,786	38,984	81,488		2,570		(1,017,680)	(31,588)	309,594	9,966
Total net increase (decrease)	$4,471,997	141,545	$367,853		11,788		$(5,491,226)	(174,047)	$(651,376)	(20,714)

24	AMCAP Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended February 28, 2019

Class A	$2,970,961	91,991	$2,725,877	94,378		$(3,864,791)	(120,333)	$1,832,047	66,036
Class C	247,487	8,669	144,207	5,693		(355,415)	(12,553)	36,279	1,809
Class T	—	—	—	—		—	—	—	—
Class F-1	262,694	8,097	159,936	5,537		(854,851)	(26,312)	(432,221)	(12,678)
Class F-2	2,843,286	87,046	632,680	21,888		(1,719,420)	(53,827)	1,756,546	55,107
Class F-3	990,751	30,529	320,102	11,112		(709,605)	(22,158)	601,248	19,483
Class 529-A	217,154	6,794	171,904	6,016		(264,328)	(8,259)	124,730	4,551
Class 529-C	33,924	1,185	25,406	996		(68,417)	(2,395)	(9,087)	(214)
Class 529-E	11,204	360	7,637	275		(16,830)	(544)	2,011	91
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	47,237	1,449	12,635	442		(22,808)	(715)	37,064	1,176
Class R-1	11,988	407	8,984	343		(33,287)	(1,125)	(12,315)	(375)
Class R-2	157,911	5,389	60,569	2,322		(184,505)	(6,368)	33,975	1,343
Class R-2E	21,736	675	5,158	181		(8,481)	(272)	18,413	584
Class R-3	268,849	8,575	112,674	4,014		(467,935)	(15,026)	(86,412)	(2,437)
Class R-4	227,986	7,064	114,469	3,977		(548,753)	(17,081)	(206,298)	(6,040)
Class R-5E	28,174	905	1,541	55		(4,612)	(143)	25,103	817
Class R-5	157,759	4,764	101,720	3,464		(511,736)	(15,692)	(252,257)	(7,464)
Class R-6	2,540,357	78,062	1,271,006	43,558		(2,255,525)	(66,788)	1,555,838	54,832
Total net increase (decrease)	$11,039,458	341,961	$5,876,506	204,251		$(11,891,299)	(369,591)	$5,024,665	176,621

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $10,277,727,000 and $10,260,434,000, respectively, during the six months ended August 31, 2019.

AMCAP Fund	25

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
8/31/2019[4,5]	$30.87	$.13	$.81	$.94
2/28/2019	33.07	.21	.63	.84
2/28/2018	28.82	.18	5.76	5.94
2/28/2017	24.47	.16	5.23	5.39
2/29/2016	29.03	.10	(2.36)	(2.26)
2/28/2015	28.53	.08	3.04	3.12
Class C:
8/31/2019[4,5]	26.88	— [8]	.71	.71
2/28/2019	29.23	(.04)	.55	.51
2/28/2018	25.74	(.06)	5.11	5.05
2/28/2017	22.02	(.05)	4.69	4.64
2/29/2016	26.57	(.11)	(2.14)	(2.25)
2/28/2015	26.52	(.14)	2.80	2.66
Class T:
8/31/2019[4,5]	30.88	.16	.81	.97
2/28/2019	33.07	.28	.63	.91
2/28/2018[4,11]	28.79	.23	5.80	6.03
Class F-1:
8/31/2019[4,5]	30.59	.12	.80	.92
2/28/2019	32.78	.19	.62	.81
2/28/2018	28.58	.16	5.71	5.87
2/28/2017	24.27	.14	5.19	5.33
2/29/2016	28.83	.09	(2.35)	(2.26)
2/28/2015	28.36	.06	3.02	3.08
Class F-2:
8/31/2019[4,5]	31.08	.16	.82	.98
2/28/2019	33.27	.28	.63	.91
2/28/2018	28.98	.24	5.79	6.03
2/28/2017	24.60	.22	5.26	5.48
2/29/2016	29.11	.16	(2.37)	(2.21)
2/28/2015	28.61	.14	3.04	3.18
Class F-3:
8/31/2019[4,5]	30.90	.18	.81	.99
2/28/2019	33.09	.31	.62	.93
2/28/2018	28.83	.27	5.76	6.03
2/28/2017[4,12]	28.36	.02	.45	.47

26	AMCAP Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements		Ratio of expenses to average net assets after waivers/ reimbursements[3]		Ratio of net income (loss) to average net assets[3]

$—	$(.18)	$(.18)	$31.63	3.04%[6]		$30,518		.67%[7]		.67%[7]		.79%[7]
(.18)	(2.86)	(3.04)	30.87	3.35		30,234		.66		.66		.65
(.13)	(1.56)	(1.69)	33.07	21.10		30,196		.67		.67		.58
(.12)	(.92)	(1.04)	28.82	22.38		27,269		.68		.68		.59
—	(2.30)	(2.30)	24.47	(8.34)		23,786		.67		.67		.38
(.01)	(2.61)	(2.62)	29.03	11.33		25,740		.68		.68		.27

—	(.18)	(.18)	27.41	2.63	[6]	1,395		1.44	[7]	1.44	[7]	.02	[7]
—	(2.86)	(2.86)	26.88	2.56		1,452		1.45		1.45		(.14)
—	(1.56)	(1.56)	29.23	20.13		1,526		1.47		1.47		(.22)
—	(.92)	(.92)	25.74	21.42		1,503		1.49		1.49		(.22)
—	(2.30)	(2.30)	22.02	(9.10)		1,386		1.48		1.48		(.44)
—	(2.61)	(2.61)	26.57	10.44		1,603		1.49		1.49		(.53)

—	(.18)	(.18)	31.67	3.14	[6,9]	—	[10]	.45	[7,9]	.45	[7,9]	1.02	[7,9]
(.24)	(2.86)	(3.10)	30.88	3.59	[9]	—	[10]	.45	[9]	.45	[9]	.86	[9]
(.19)	(1.56)	(1.75)	33.07	21.46	[6,9]	—	[10]	.45	[7,9]	.45	[7,9]	.81	[7,9]

—	(.18)	(.18)	31.33	3.00	[6]	1,541		.72	[7]	.72	[7]	.74	[7]
(.14)	(2.86)	(3.00)	30.59	3.29		1,630		.73		.73		.58
(.11)	(1.56)	(1.67)	32.78	21.02		2,162		.74		.74		.52
(.10)	(.92)	(1.02)	28.58	22.31		2,303		.75		.75		.53
—	(2.30)	(2.30)	24.27	(8.40)		2,448		.73		.73		.31
—	(2.61)	(2.61)	28.83	11.27		2,723		.74		.74		.22

—	(.18)	(.18)	31.88	3.15	[6]	7,583		.46	[7]	.46	[7]	1.01	[7]
(.24)	(2.86)	(3.10)	31.08	3.56		7,419		.47		.47		.85
(.18)	(1.56)	(1.74)	33.27	21.31		6,107		.47		.47		.79
(.18)	(.92)	(1.10)	28.98	22.66		6,251		.48		.48		.79
—	(2.30)	(2.30)	24.60	(8.14)		3,593		.47		.47		.57
(.07)	(2.61)	(2.68)	29.11	11.53		3,609		.47		.47		.49

—	(.18)	(.18)	31.71	3.20	[6]	3,857		.35	[7]	.35	[7]	1.11	[7]
(.26)	(2.86)	(3.12)	30.90	3.68		3,517		.36		.36		.95
(.21)	(1.56)	(1.77)	33.09	21.44		3,121		.37		.37		.85
—	—	—	28.83	1.66	[6]	3		.03	[6]	.03	[6]	.09	[6]

See end of table for footnotes.

AMCAP Fund	27

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
8/31/2019[4,5]	$30.51	$.12	$.79	$.91
2/28/2019	32.71	.18	.64	.82
2/28/2018	28.54	.15	5.70	5.85
2/28/2017	24.24	.13	5.19	5.32
2/29/2016	28.81	.08	(2.35)	(2.27)
2/28/2015	28.35	.05	3.02	3.07
Class 529-C:
8/31/2019[4,5]	27.03	— [8]	.71	.71
2/28/2019	29.39	(.05)	.55	.50
2/28/2018	25.89	(.07)	5.13	5.06
2/28/2017	22.15	(.07)	4.73	4.66
2/29/2016	26.73	(.13)	(2.15)	(2.28)
2/28/2015	26.68	(.16)	2.82	2.66
Class 529-E:
8/31/2019[4,5]	29.65	.08	.77	.85
2/28/2019	31.89	.11	.61	.72
2/28/2018	27.87	.08	5.56	5.64
2/28/2017	23.70	.07	5.06	5.13
2/29/2016	28.28	.01	(2.29)	(2.28)
2/28/2015	27.94	(.02)	2.97	2.95
Class 529-T:
8/31/2019[4,5]	30.88	.16	.80	.96
2/28/2019	33.06	.26	.64	.90
2/28/2018[4,11]	28.79	.21	5.80	6.01
Class 529-F-1:
8/31/2019[4,5]	30.76	.15	.81	.96
2/28/2019	32.96	.26	.63	.89
2/28/2018	28.74	.22	5.73	5.95
2/28/2017	24.40	.19	5.23	5.42
2/29/2016	28.92	.13	(2.35)	(2.22)
2/28/2015	28.43	.11	3.03	3.14
Class R-1:
8/31/2019[4,5]	27.69	— [8]	.73	.73
2/28/2019	30.03	(.04)	.56	.52
2/28/2018	26.41	(.06)	5.24	5.18
2/28/2017	22.56	(.05)	4.82	4.77
2/29/2016	27.16	(.11)	(2.19)	(2.30)
2/28/2015	27.05	(.14)	2.86	2.72

28	AMCAP Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements		Ratio of expenses to average net assets after waivers/ reimbursements[3]		Ratio of net income (loss) to average net assets[3]

$—	$(.18)	$(.18)	$31.24	2.98%[6]		$1,876		.73%[7]		.73%[7]		.73%[7]
(.16)	(2.86)	(3.02)	30.51	3.31		1,876		.74		.74		.57
(.12)	(1.56)	(1.68)	32.71	20.99		1,863		.74		.74		.51
(.10)	(.92)	(1.02)	28.54	22.31		1,528		.77		.77		.50
—	(2.30)	(2.30)	24.24	(8.44)		1,264		.77		.77		.28
—	(2.61)	(2.61)	28.81	11.24		1,370		.77		.77		.18

—	(.18)	(.18)	27.56	2.62	[6]	233		1.47	[7]	1.47	[7]	(.01)[7]
—	(2.86)	(2.86)	27.03	2.51		249		1.49		1.49		(.17)
—	(1.56)	(1.56)	29.39	20.05		277		1.52		1.52		(.26)
—	(.92)	(.92)	25.89	21.39		345		1.54		1.54		(.27)
—	(2.30)	(2.30)	22.15	(9.16)		301		1.55		1.55		(.50)
—	(2.61)	(2.61)	26.73	10.37		334		1.56		1.56		(.60)

—	(.18)	(.18)	30.32	2.86	[6]	79		.95	[7]	.95	[7]	.51 [7]
(.10)	(2.86)	(2.96)	29.65	3.06		80		.97		.97		.35
(.06)	(1.56)	(1.62)	31.89	20.73		83		.97		.97		.28
(.04)	(.92)	(.96)	27.87	22.01		73		.99		.99		.28
—	(2.30)	(2.30)	23.70	(8.64)		62		1.00		1.00		.04
—	(2.61)	(2.61)	28.28	10.97		69		1.01		1.01		(.06)

—	(.18)	(.18)	31.66	3.10	[6,9]	—	[10]	.49	[7,9]	.49	[7,9]	.97 [7,9]
(.22)	(2.86)	(3.08)	30.88	3.57	[9]	—	[10]	.50	[9]	.50	[9]	.81 [9]
(.18)	(1.56)	(1.74)	33.06	21.36	[6,9]	—	[10]	.52	[7,9]	.52	[7,9]	.74 [7,9]

—	(.18)	(.18)	31.54	3.12	[6]	146		.50	[7]	.50	[7]	.96 [7]
(.23)	(2.86)	(3.09)	30.76	3.53		144		.51		.51		.80
(.17)	(1.56)	(1.73)	32.96	21.25		116		.52		.52		.73
(.16)	(.92)	(1.08)	28.74	22.54		94		.55		.55		.72
—	(2.30)	(2.30)	24.40	(8.23)		76		.56		.56		.49
(.04)	(2.61)	(2.65)	28.92	11.46		83		.56		.56		.40

—	(.18)	(.18)	28.24	2.63	[6]	80		1.45	[7]	1.45	[7]	.01 [7]
—	(2.86)	(2.86)	27.69	2.52		90		1.46		1.46		(.14)
—	(1.56)	(1.56)	30.03	20.11		108		1.46		1.46		(.21)
—	(.92)	(.92)	26.41	21.49		103		1.47		1.47		(.20)
—	(2.30)	(2.30)	22.56	(9.08)		102		1.47		1.47		(.42)
—	(2.61)	(2.61)	27.16	10.46		111		1.46		1.46		(.50)

See end of table for footnotes.

AMCAP Fund	29

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
8/31/2019[4,5]	$27.69	$— [8]	$.73	$.73
2/28/2019	30.02	(.04)	.57	.53
2/28/2018	26.40	(.06)	5.24	5.18
2/28/2017	22.56	(.05)	4.81	4.76
2/29/2016	27.14	(.10)	(2.18)	(2.28)
2/28/2015	27.02	(.13)	2.86	2.73
Class R-2E:
8/31/2019[4,5]	30.50	.05	.79	.84
2/28/2019	32.73	.05	.65	.70
2/28/2018	28.61	.03	5.69	5.72
2/28/2017	24.38	.03	5.21	5.24
2/29/2016	29.04	.06	(2.42)	(2.36)
2/28/2015[4,13]	29.38	.04	1.32	1.36
Class R-3:
8/31/2019[4,5]	29.83	.07	.79	.86
2/28/2019	32.06	.10	.61	.71
2/28/2018	28.01	.07	5.59	5.66
2/28/2017	23.81	.07	5.08	5.15
2/29/2016	28.40	.01	(2.30)	(2.29)
2/28/2015	28.05	(.02)	2.98	2.96
Class R-4:
8/31/2019[4,5]	30.58	.12	.80	.92
2/28/2019	32.77	.20	.62	.82
2/28/2018	28.58	.16	5.71	5.87
2/28/2017	24.28	.15	5.18	5.33
2/29/2016	28.83	.09	(2.34)	(2.25)
2/28/2015	28.36	.07	3.02	3.09
Class R-5E:
8/31/2019[4,5]	30.91	.16	.81	.97
2/28/2019	33.11	.27	.63	.90
2/28/2018	28.85	.25	5.74	5.99
2/28/2017	24.48	.20	5.24	5.44
2/29/2016[4,14]	27.89	.04	(2.11)	(2.07)
Class R-5:
8/31/2019[4,5]	31.32	.17	.82	.99
2/28/2019	33.49	.30	.64	.94
2/28/2018	29.16	.26	5.83	6.09
2/28/2017	24.74	.23	5.30	5.53
2/29/2016	29.25	.18	(2.39)	(2.21)
2/28/2015	28.72	.16	3.05	3.21

30	AMCAP Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements		Ratio of expenses to average net assets after waivers/ reimbursements[3]		Ratio of net income (loss) to average net assets[3]

$—	$(.18)	$(.18)	$28.24	2.63%[6]	$618		1.44%[7]		1.44%[7]		.03%[7]
—	(2.86)	(2.86)	27.69	2.56	624		1.45		1.45		(.14)
—	(1.56)	(1.56)	30.02	20.12	636		1.46		1.46		(.21)
—	(.92)	(.92)	26.40	21.45	590		1.46		1.46		(.19)
—	(2.30)	(2.30)	22.56	(9.02)	517		1.44		1.44		(.39)
—	(2.61)	(2.61)	27.14	10.47	595		1.43		1.43		(.48)

—	(.18)	(.18)	31.16	2.75 [6]	68		1.15	[7]	1.15	[7]	.32	[7]
(.07)	(2.86)	(2.93)	30.50	2.89	61		1.16		1.16		.16
(.04)	(1.56)	(1.60)	32.73	20.47	46		1.16		1.16		.08
(.09)	(.92)	(1.01)	28.61	21.86	22		1.16		1.16		.11
—	(2.30)	(2.30)	24.38	(8.69)	3		1.04		1.04		.24
—	(1.70)	(1.70)	29.04	4.77 [6,9]	—	[10]	.67	[7,9]	.67	[7,9]	.29	[7,9]

—	(.18)	(.18)	30.51	2.88 [6]	1,087		1.00	[7]	1.00	[7]	.46	[7]
(.08)	(2.86)	(2.94)	29.83	2.99	1,157		1.01		1.01		.30
(.05)	(1.56)	(1.61)	32.06	20.67	1,321		1.01		1.01		.24
(.03)	(.92)	(.95)	28.01	21.99	1,232		1.02		1.02		.25
—	(2.30)	(2.30)	23.81	(8.64)	1,093		1.02		1.02		.03
—	(2.61)	(2.61)	28.40	10.96	1,242		1.01		1.01		(.06)

—	(.18)	(.18)	31.32	3.01 [6]	1,097		.70	[7]	.70	[7]	.76	[7]
(.15)	(2.86)	(3.01)	30.58	3.33	1,130		.71		.71		.61
(.12)	(1.56)	(1.68)	32.77	21.03	1,409		.71		.71		.54
(.11)	(.92)	(1.03)	28.58	22.33	1,238		.72		.72		.55
—	(2.30)	(2.30)	24.28	(8.36)	1,049		.71		.71		.33
(.01)	(2.61)	(2.62)	28.83	11.31	1,140		.71		.71		.24

—	(.18)	(.18)	31.70	3.14 [6]	45		.50	[7]	.50	[7]	.99	[7]
(.24)	(2.86)	(3.10)	30.91	3.56	31		.50		.50		.83
(.17)	(1.56)	(1.73)	33.11	21.31	7		.47		.47		.78
(.15)	(.92)	(1.07)	28.85	22.54	—	[10]	.60		.51		.76
—	(1.34)	(1.34)	24.48	(7.62)[6]	—	[10]	.15	[6]	.15	[6]	.17	[6]

—	(.18)	(.18)	32.13	3.16 [6]	796		.40	[7]	.40	[7]	1.04	[7]
(.25)	(2.86)	(3.11)	31.32	3.64	1,032		.41		.41		.91
(.20)	(1.56)	(1.76)	33.49	21.38	1,353		.41		.41		.84
(.19)	(.92)	(1.11)	29.16	22.74	1,339		.41		.41		.86
—	(2.30)	(2.30)	24.74	(8.10)	1,214		.42		.42		.63
(.07)	(2.61)	(2.68)	29.25	11.62	1,400		.41		.41		.54

See end of table for footnotes.

AMCAP Fund	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
8/31/2019[4,5]	$31.24	$.18	$.82	$1.00
2/28/2019	33.41	.32	.63	.95
2/28/2018	29.09	.28	5.81	6.09
2/28/2017	24.69	.25	5.28	5.53
2/29/2016	29.18	.19	(2.38)	(2.19)
2/28/2015	28.66	.17	3.05	3.22

	Six months ended	Year ended February 28 or 29
	August 31, 2019[4,5,6]	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes[15]	17%	32%	27%	25%	31%	33%

See notes to financial statements.

32	AMCAP Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements	Ratio of expenses to average net assets after waivers/ reimbursements[3]	Ratio of net income (loss) to average net assets[3]

$—	$(.18)	$(.18)	$32.06	3.20%[6]	$14,741	.35%[7]	.35%[7]	1.11%[7]
(.26)	(2.86)	(3.12)	31.24	3.70	14,053	.36	.36	.96
(.21)	(1.56)	(1.77)	33.41	21.45	13,199	.36	.36	.89
(.21)	(.92)	(1.13)	29.09	22.76	9,633	.36	.36	.90
—	(2.30)	(2.30)	24.69	(8.05)	7,033	.37	.37	.68
(.09)	(2.61)	(2.70)	29.18	11.67	6,394	.37	.37	.59

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During one of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class R-2E shares began investment operations on August 29, 2014.
[14]	Class R-5E shares began investment operations on November 20, 2015.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

AMCAP Fund	33

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (March 1, 2019, through August 31, 2019).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34	AMCAP Fund

	Beginning account value 3/1/2019	Ending account value 8/31/2019	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,030.41	$3.43	.67%
Class A – assumed 5% return	1,000.00	1,021.83	3.41	.67
Class C – actual return	1,000.00	1,026.34	7.35	1.44
Class C – assumed 5% return	1,000.00	1,017.95	7.32	1.44
Class T – actual return	1,000.00	1,031.37	2.30	.45
Class T – assumed 5% return	1,000.00	1,022.94	2.29	.45
Class F-1 – actual return	1,000.00	1,030.04	3.68	.72
Class F-1 – assumed 5% return	1,000.00	1,021.58	3.67	.72
Class F-2 – actual return	1,000.00	1,031.51	2.36	.46
Class F-2 – assumed 5% return	1,000.00	1,022.89	2.35	.46
Class F-3 – actual return	1,000.00	1,032.00	1.79	.35
Class F-3 – assumed 5% return	1,000.00	1,023.44	1.79	.35
Class 529-A – actual return	1,000.00	1,029.80	3.73	.73
Class 529-A – assumed 5% return	1,000.00	1,021.53	3.72	.73
Class 529-C – actual return	1,000.00	1,026.22	7.51	1.47
Class 529-C – assumed 5% return	1,000.00	1,017.80	7.48	1.47
Class 529-E – actual return	1,000.00	1,028.64	4.86	.95
Class 529-E – assumed 5% return	1,000.00	1,020.42	4.84	.95
Class 529-T – actual return	1,000.00	1,031.04	2.51	.49
Class 529-T – assumed 5% return	1,000.00	1,022.74	2.50	.49
Class 529-F-1 – actual return	1,000.00	1,031.17	2.56	.50
Class 529-F-1 – assumed 5% return	1,000.00	1,022.68	2.55	.50
Class R-1 – actual return	1,000.00	1,026.30	7.41	1.45
Class R-1 – assumed 5% return	1,000.00	1,017.90	7.37	1.45
Class R-2 – actual return	1,000.00	1,026.30	7.35	1.44
Class R-2 – assumed 5% return	1,000.00	1,017.95	7.32	1.44
Class R-2E – actual return	1,000.00	1,027.50	5.88	1.15
Class R-2E – assumed 5% return	1,000.00	1,019.41	5.85	1.15
Class R-3 – actual return	1,000.00	1,028.77	5.11	1.00
Class R-3 – assumed 5% return	1,000.00	1,020.16	5.09	1.00
Class R-4 – actual return	1,000.00	1,030.05	3.58	.70
Class R-4 – assumed 5% return	1,000.00	1,021.68	3.57	.70
Class R-5E – actual return	1,000.00	1,031.36	2.56	.50
Class R-5E – assumed 5% return	1,000.00	1,022.68	2.55	.50
Class R-5 – actual return	1,000.00	1,031.57	2.05	.40
Class R-5 – assumed 5% return	1,000.00	1,023.19	2.04	.40
Class R-6 – actual return	1,000.00	1,031.98	1.79	.35
Class R-6 – assumed 5% return	1,000.00	1,023.44	1.79	.35

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

AMCAP Fund	35

Approval of Investment Advisory and Service Agreement

The board of AMCAP Fund has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2020. The agreement was amended to add an additional advisory fee breakpoint if and when the fund’s net assets exceed $71 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

36	AMCAP Fund

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of pursuing long-term growth of capital. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2018. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the Lipper Growth Funds Index, the Lipper Multi-Cap Core Funds Index and the Standard & Poor’s 500 Composite Index. They reviewed the results for the year-to-date, one-year, three-year, five-year, 10-year, 15-year, 20-year and lifetimes periods, and placed greater emphasis on longer-term periods. They noted that the investment results of the fund generally compared favorably to the results of all of the indexes for periods of 10 years and longer, compared favorably to or approximated the results of the Lipper Multi-Cap Core Funds Index and the S&P 500 Index for all other periods, and were mixed against the Lipper Growth Funds Index for periods of five years and shorter. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Growth Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

AMCAP Fund	37

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018 CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

38	AMCAP Fund

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AMCAP Fund	39

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40	AMCAP Fund

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AMCAP Fund	41

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42	AMCAP Fund

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AMCAP Fund	43

Office of the fund

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP

400 South Hope Street

Los Angeles, CA 90071-2899

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

44	AMCAP Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

A complete August 31, 2019, portfolio of AMCAP Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

AMCAP Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-EX. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of AMCAP Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2019 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member of FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

AMCAP Fund®

Investment portfolio

August 31, 2019

unaudited

Common stocks 90.63% Information technology 22.33%	Shares	Value (000)
Microsoft Corp.	12,702,779	$1,751,205
Broadcom Inc.	4,744,448	1,340,971
Mastercard Inc., Class A	4,261,957	1,199,187
Fidelity National Information Services, Inc.	6,583,154	896,757
ASML Holding NV1	3,335,025	742,744
FleetCor Technologies, Inc.2	2,447,290	730,271
Accenture PLC, Class A	3,313,050	656,547
Autodesk, Inc.2	4,204,100	600,430
ServiceNow, Inc.2	1,757,603	460,211
Intel Corp.	8,949,560	424,299
Micron Technology, Inc.2	8,471,100	383,487
Adobe Inc.2	1,176,000	334,584
Fiserv, Inc.2	3,071,108	328,424
Visa Inc., Class A	1,719,300	310,884
Applied Materials, Inc.	6,140,076	294,846
Atlassian Corp. PLC, Class A2	2,175,920	292,683
Trimble Inc.2	7,646,431	286,894
Qorvo, Inc.2	3,954,000	282,434
Workday, Inc., Class A2	1,312,700	232,715
Skyworks Solutions, Inc.	2,772,058	208,653
Texas Instruments Inc.	1,640,700	203,037
Amphenol Corp., Class A	2,128,950	186,368
NetApp, Inc.	3,752,107	180,326
PayPal Holdings, Inc.2	1,562,400	170,380
Zendesk, Inc.2	1,997,000	160,159
DocuSign, Inc.2	3,144,000	146,793
TE Connectivity Ltd.	1,600,000	145,952
Lumentum Holdings Inc.2	2,535,476	141,378
Slack Technologies, Inc., Class A2	4,790,099	137,188
Kingdee International Software Group Co. Ltd.1	119,478,000	107,428
salesforce.com, inc.2	683,300	106,643
Global Payments Inc.	606,300	100,634
MongoDB, Inc., Class A2	630,728	96,066
International Business Machines Corp.	700,000	94,871
Samsung Electronics Co., Ltd.1	2,589,817	94,061
Lam Research Corp.	430,240	90,570
Apple Inc.	431,357	90,042
SVMK Inc.2	5,343,400	89,449
HubSpot, Inc.2	429,459	85,754
Taiwan Semiconductor Manufacturing Co., Ltd.1	9,718,000	80,039
Arista Networks, Inc.2	300,000	67,986
Guidewire Software, Inc.2	595,000	57,227
Fair Isaac Corp.2	144,725	51,047
Zoom Video Communications, Inc., Class A2	547,512	50,190
Ceridian HCM Holding Inc.2	800,000	46,216
PTC, Inc.2	550,900	36,067
RealPage, Inc.2	504,000	32,090

AMCAP Fund — Page 1 of 6

unaudited

Common stocks (continued) Information technology (continued)	Shares	Value (000)
Intuit Inc.	110,000	$31,720
Paycom Software, Inc.2	100,000	25,012
QUALCOMM Inc.	288,800	22,460
		14,685,379
Health care 20.76%
Abbott Laboratories	24,557,454	2,095,242
UnitedHealth Group Inc.	6,603,806	1,545,291
Thermo Fisher Scientific Inc.	3,657,829	1,050,016
Amgen Inc.	4,952,884	1,033,271
Gilead Sciences, Inc.	12,764,224	811,039
BioMarin Pharmaceutical Inc.2,3	10,689,500	802,354
Illumina, Inc.2	2,272,157	639,249
Humana Inc.	2,218,500	628,301
AbbVie Inc.	9,094,660	597,883
PerkinElmer, Inc.3	6,612,234	546,832
Edwards Lifesciences Corp.2	2,155,000	478,065
IQVIA Holdings Inc.2	3,052,000	473,518
Stryker Corp.	2,085,154	460,110
Eli Lilly and Co.	3,110,600	351,404
Integra LifeSciences Holdings Corp.2,3	5,555,967	333,469
Centene Corp.2	5,625,000	262,237
West Pharmaceutical Services, Inc.	1,434,000	208,590
Hologic, Inc.2	4,045,600	199,731
Molina Healthcare, Inc.2	1,030,700	134,280
Anthem, Inc.	504,361	131,900
PRA Health Sciences, Inc.2	1,304,444	128,931
Boston Scientific Corp.2	3,000,000	128,190
Johnson & Johnson	850,000	109,106
LivaNova PLC2	1,400,000	108,682
Cigna Corp.	699,336	107,677
Danaher Corp.	746,500	106,070
AstraZeneca PLC1	912,800	81,444
Merck & Co., Inc.	601,000	51,968
Vertex Pharmaceuticals Inc.2	262,300	47,219
Insulet Corp.2	15,442	2,381
		13,654,450
Communication services 11.31%
Facebook, Inc., Class A2	9,530,000	1,769,435
Netflix, Inc.2	5,739,900	1,686,096
Alphabet Inc., Class C2	732,979	870,852
Alphabet Inc., Class A2	684,280	814,656
Activision Blizzard, Inc.	14,411,193	729,206
Tencent Holdings Ltd.1	10,856,418	447,119
Charter Communications, Inc., Class A2	1,035,900	424,294
CBS Corp., Class B	3,487,000	146,663
Comcast Corp., Class A	3,141,700	139,052
Electronic Arts Inc.2	1,434,180	134,354
Cable One, Inc.	84,200	109,260
JCDecaux SA1	3,200,000	85,577
Fox Corp., Class A	1,500,000	49,755

AMCAP Fund — Page 2 of 6

unaudited

Common stocks (continued) Communication services (continued)	Shares	Value (000)
New York Times Co., Class A	1,000,000	$29,200
Walt Disney Co.	26,290	3,608
		7,439,127
Industrials 10.86%
TransDigm Group Inc.	1,643,571	884,767
General Dynamics Corp.	4,321,000	826,478
Old Dominion Freight Line, Inc.3	4,721,440	773,183
CSX Corp.	9,996,700	669,979
Equifax Inc.	4,452,294	651,727
Northrop Grumman Corp.	1,390,200	511,413
Middleby Corp.2,3	3,405,507	373,448
Textron Inc.	7,982,070	359,193
AMETEK, Inc.	3,154,690	271,083
L3Harris Technologies, Inc.	1,039,100	219,676
Boeing Co.	590,700	215,068
Waste Management, Inc.	1,750,000	208,862
Stanley Black & Decker, Inc.	1,351,000	179,494
Air Lease Corp., Class A	3,938,000	163,585
Fortive Corp.	1,805,200	127,989
Caterpillar Inc.	1,008,794	120,046
Safran SA1	771,353	112,141
Union Pacific Corp.	565,000	91,507
Waste Connections, Inc.	792,600	72,840
Westinghouse Air Brake Technologies Corp.	887,400	61,417
Armstrong World Industries, Inc.	601,403	57,416
United Technologies Corp.	377,000	49,100
Masco Corp.	1,000,000	40,730
IDEX Corp.	170,000	28,001
Verisk Analytics, Inc.	169,500	27,381
PayPoint PLC1	2,011,310	21,712
Deere & Co.	133,500	20,680
		7,138,916
Consumer discretionary 8.76%
Amazon.com, Inc.2	726,600	1,290,652
NIKE, Inc., Class B	8,227,358	695,212
Marriott International, Inc., Class A	5,462,665	688,624
Booking Holdings Inc.2	272,250	535,355
Alibaba Group Holding Ltd. (ADR)2	2,627,100	459,821
Williams-Sonoma, Inc.3	4,737,620	311,735
Hilton Worldwide Holdings Inc.	3,249,300	300,138
Ross Stores, Inc.	2,823,100	299,277
Wynn Resorts, Ltd.	2,114,261	232,886
Galaxy Entertainment Group Ltd.1	22,886,000	142,570
Industria de Diseño Textil, SA1	4,552,617	140,841
NVR, Inc.2	34,600	124,526
Home Depot, Inc.	520,000	118,513
Texas Roadhouse, Inc.	2,000,000	102,920
TJX Companies, Inc.	1,800,000	98,946
EssilorLuxottica1	417,887	61,719
TopBuild Corp.2	504,404	46,718
Chipotle Mexican Grill, Inc.2	49,800	41,753
Signet Jewelers Ltd.	2,500,000	30,600

AMCAP Fund — Page 3 of 6

unaudited

Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Helen of Troy Ltd.2	137,088	$21,044
Las Vegas Sands Corp.	337,500	18,721
		5,762,571
Financials 4.96%
First Republic Bank	5,375,241	482,267
Aon PLC, Class A	2,202,200	429,099
S&P Global Inc.	1,390,538	361,804
JPMorgan Chase & Co.	2,854,120	313,554
Arch Capital Group Ltd.2	5,770,000	227,915
Kotak Mahindra Bank Ltd.1	9,330,769	187,096
Willis Towers Watson PLC	839,400	166,176
Essent Group Ltd.	2,866,000	139,001
Charles Schwab Corp.	3,600,000	137,772
HDFC Bank Ltd.1	4,215,936	131,285
Berkshire Hathaway Inc., Class B2	607,500	123,571
East West Bancorp, Inc.	2,800,000	115,164
CME Group Inc., Class A	509,860	110,787
AIA Group Ltd.1	10,156,200	98,330
London Stock Exchange Group PLC1	1,123,480	95,133
SVB Financial Group2	244,644	47,613
The Blackstone Group Inc., Class A	650,900	32,389
Intercontinental Exchange, Inc.	308,300	28,820
MSCI Inc.	80,600	18,911
Tradeweb Markets Inc., Class A	335,500	14,289
		3,260,976
Energy 4.89%
EOG Resources, Inc.	15,358,100	1,139,417
Concho Resources Inc.3	10,260,532	750,558
Diamondback Energy, Inc.	5,084,300	498,668
Canadian Natural Resources, Ltd. (CAD denominated)	10,486,300	250,540
Halliburton Co.	9,934,500	187,166
Noble Energy, Inc.	7,272,404	164,211
Schlumberger Ltd.	2,946,000	95,539
Pioneer Natural Resources Co.	409,000	50,479
Exxon Mobil Corp.	660,000	45,197
SM Energy Co.	2,800,000	26,544
Southwestern Energy Co.2	5,798,700	9,162
		3,217,481
Consumer staples 3.42%
Costco Wholesale Corp.	2,564,400	755,883
Constellation Brands, Inc., Class A	3,030,000	619,180
Herbalife Nutrition Ltd.2	7,150,669	246,198
Philip Morris International Inc.	2,461,700	177,464
Walgreens Boots Alliance, Inc.	2,660,000	136,165
Lamb Weston Holdings, Inc.	1,413,000	99,461
L’Oréal SA, non-registered shares1	350,000	95,734
Reckitt Benckiser Group PLC1	832,200	64,919
Altria Group, Inc.	866,600	37,905
The Estée Lauder Companies Inc., Class A	55,700	11,028
Church & Dwight Co., Inc.	74,000	5,904
		2,249,841

AMCAP Fund — Page 4 of 6

unaudited

Common stocks (continued) Materials 1.59%	Shares	Value (000)
Valvoline Inc.3	14,303,100	$323,250
Linde PLC	1,117,870	211,177
Ecolab Inc.	820,000	169,174
International Flavors & Fragrances Inc.	1,380,000	151,455
CCL Industries Inc., Class B, nonvoting shares	1,525,300	69,116
Air Products and Chemicals, Inc.	276,000	62,354
Sherwin-Williams Co.	59,300	31,237
Celanese Corp.	211,000	23,921
		1,041,684
Real estate 1.26%
American Tower Corp. REIT	1,746,000	401,912
Equinix, Inc. REIT	307,000	170,778
SBA Communications Corp. REIT	590,402	154,939
Alexandria Real Estate Equities, Inc. REIT	490,000	73,421
Crown Castle International Corp. REIT	197,800	28,715
		829,765
Utilities 0.49%
NextEra Energy, Inc.	1,466,057	321,184
Total common stocks (cost: $41,257,183,000)		59,601,374
Short-term securities 9.29% Money market investments 9.29%
Capital Group Central Cash Fund 2.16%3,4	61,100,713	6,109,460
Total short-term securities (cost: $6,109,479,000)		6,109,460
Total investment securities 99.92% (cost: $47,366,662,000)		65,710,834
Other assets less liabilities 0.08%		49,388
Net assets 100.00%		$65,760,222

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,789,892,000, which represented 4.24% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Represents an affiliated company as defined under the Investment Company Act of 1940.
4	Rate represents the seven-day yield at 8/31/2019.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars

AMCAP Fund — Page 5 of 6

unaudited

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2019 Capital Group. All rights reserved.

MFGEFPX-002-1019O-S73099	AMCAP Fund — Page 6 of 6

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND

By __/s/ Herbert Y. Poon____________________
Herbert Y. Poon, Executive Vice President and Principal Executive Officer

Date: October 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Herbert Y. Poon_________________
Herbert Y. Poon, Executive Vice President and Principal Executive Officer

Date: October 31, 2019

By ___/s/ Brian D. Bullard __________
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: October 31, 2019